Average Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity International Sustainability Index Fund	Dec. 30, 2023
Fidelity International Sustainability Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.88%)
Past 5 years	0.73%
Since Inception	2.84%	[1]
Fidelity International Sustainability Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.12%)
Past 5 years	0.41%
Since Inception	2.48%	[1]
Fidelity International Sustainability Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.66%)
Past 5 years	0.71%
Since Inception	2.32%	[1]
IXWWZ
Average Annual Return:
Past 1 year	(18.93%)
Past 5 years	1.06%
Since Inception	3.28%	[1]
IXZFG
Average Annual Return:
Past 1 year	(18.65%)
Past 5 years	1.38%
Since Inception	3.61%	[1]

[1]	AFrom May 9, 2017.